Property and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 57,951	R$ 44,704
Balance ending	92,413	57,951	R$ 44,704
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	118,721	96,120	91,848
Additions	52,509	26,902	9,167
Disposals	(4,230)	(4,301)	(4,895)
Transfer
Balance ending	167,000	118,721	96,120
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(60,770)	(51,416)	(41,973)
Additions	(16,662)	(11,788)	(10,818)
Disposals	2,845	2,434	1,375
Transfer
Balance ending	(74,587)	(60,770)	(51,416)
Total Carrying Amount Plant And Equipment Net [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	57,951	44,704	49,875
Additions	35,847	15,114	(1,651)
Disposals	(1,385)	(1,867)	(3,520)
Transfer
Balance ending	92,413	57,951	44,704
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance beginning	15,936	13,593
Balance ending	19,865	15,936	13,593
Fixtures and fittings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	25,668	21,491	19,634
Additions	6,673	5,265	3,312
Disposals	(311)	(1,088)	(1,455)
Transfer
Balance ending	32,030	25,668	21,491
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(9,732)	(7,891)	(6,136)
Additions	(2,633)	(2,177)	(1,893)
Disposals	200	336	138
Transfer
Balance ending	(12,165)	(9,732)	(7,891)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance beginning	17,026	9,718
Balance ending	33,114	17,026	9,718
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	21,911	14,293	12,730
Additions	22,190	7,937	2,937
Disposals	(838)	(319)	(1,374)
Transfer
Balance ending	43,263	21,911	14,293
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(5,950)	(4,604)	(3,549)
Additions	(4,255)	(1,542)	(1,184)
Disposals	56	196	129
Transfer
Balance ending	(10,149)	(5,950)	(4,604)
I T Equipment And Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	16,638	14,840
Balance ending	20,905	16,638	14,840
I T Equipment And Systems [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	54,368	45,926	45,933
Additions	12,329	9,768	1,438
Disposals	(2,486)	(1,326)	(1,445)
Transfer	(1,063)
Balance ending	63,148	54,368	45,926
I T Equipment And Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(36,664)	(31,145)	(25,800)
Additions	(7,864)	(6,507)	(6,324)
Disposals	2,285	988	979
Transfer
Balance ending	(42,243)	(36,664)	(31,145)
Office equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	561	323
Balance ending	6,545	561	323
Office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,868	2,507	2,353
Additions	6,328	365	159
Disposals	(55)	(4)
Transfer
Balance ending	9,141	2,868	2,507
Disposals			(5)
Office equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(2,307)	(2,185)	(2,100)
Additions	(316)	(127)	(92)
Disposals	27	5	7
Transfer
Balance ending	(2,596)	(2,307)	(2,185)
Other Tangible Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	7,790	6,230
Balance ending	11,984	7,790	6,230
Other Tangible Assets [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	13,906	11,903	11,198
Additions	4,989	3,567	1,321
Disposals	(540)	(1,564)	(616)
Transfer	1,063
Balance ending	19,418	13,906	11,903
Other Tangible Assets [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(6,117)	(5,591)	(4,388)
Additions	(1,594)	(1,435)	(1,325)
Disposals	277	909	122
Transfer
Balance ending	R$ (7,434)	R$ (6,117)	R$ (5,591)